Annual Report

December 31, 2001



                  -------------------------------------------
                              W  I  N  S  L  O  W
                        -------------------------------
                        G R E E N  G R O W T H  F U N D
                  -------------------------------------------








                                                            [PHOTO: Fiddleheads]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS                                                  2

PERFORMANCE CHART AND ANALYSIS                                                 4

SCHEDULE OF INVESTMENTS                                                        5

STATEMENT OF ASSETS AND LIABILITIES                                            9

STATEMENT OF OPERATIONS                                                       10

STATEMENT OF CHANGES IN NET ASSETS                                            11

FINANCIAL HIGHLIGHTS                                                          12

NOTES TO FINANCIAL STATEMENTS                                                 13

INDEPENDENT AUDITORS' REPORT                                                  20

WINSLOW GREEN GROWTH FUND

A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

Happy 2002!

We are pleased to provide you with the first annual report for the Winslow Green Growth Fund (the "Fund"). By all accounts, the period since our launch on April 1, 2001 was unprecedented.

The Fund exited the quarter with a net asset value per share of $12.02, up 35.82% for the three months ended December 31, 2001. This compares favorably to our primary benchmark, the Russell 2500 Index, which was up 20.05% for the same time period. For the one-, three-, five-year and since inception (May 3, 1994) periods, the Fund's annual average returns were: -19.10%, 32.94%, 24.54% and 23.11%, respectively, versus 1.22%, 9.42%, 10.34% and 13.09% for the Russell 2500 Index.*

When the capital markets re-opened after the terrorist acts of 9-11, the combination of fear and margin calls led to a major sell-off on very high volume. It was, in retrospect, the final leg down of the bear market that began in the summer of 2000. During this frantic time, we remained fully invested while weeding out a few securities potentially threatened by the tightening credit markets. As a result of this action, as well as other factors, the portfolio has prospered in what we believe is the first phase of a new bull market.

Alternative and renewable energy is a sector that performed below our expectations in 2001, suffering, in part, from the current administration's uncertain energy plan as well as a softer than anticipated energy demand in the summer months. Fuel Cell, our largest holding in the green energy area, declined 47.08% in the year despite the fact that the company has never been in a stronger fundamental position. Fuel Cell's new manufacturing capability has lowered operating costs and improved productivity, and its backlog and cash are at high levels. Our long-term position on Fuel Cell and the green energy sector remain positive.

Going forward, our outlook for equities is optimistic, especially for those companies that are able to grow in a low/no growth environment. Of particular interest to us is the Healthy Living sector, an area experiencing renewed interest since the terrorist attacks of 9-11. With anxiety and stress at a high, many Americans, inspired to reevaluate their lifestyles and prioritize values, have turned to life-enhancing products and services. As such, several companies within this sector have enjoyed double-digit growth despite the weak economy. An example of one investment in this area is Whole Foods

                                                       WINSLOW GREEN GROWTH FUND

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Market (WFMI), a retailer of natural and organic foods. With a growth rate of 18%, the stock enjoyed a succession of new highs in 2001.

With the September sell-off, we believe that much of the remaining excesses of the last bull market was eliminated and the stage is set for better equity prices including: tax cuts, extremely low and potentially lower interest rates, modest inflation, low oil prices, and rising consumer confidence. We believe our commitment to environmentally effective investing will continue to be a unique advantage in creating portfolios with the potential for growth.

Thank you for all of your support.

May your future be green,

/s/ JACKSON W. ROBINSON

JACKSON W. ROBINSON
President
Winslow Management Company

*RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN
INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. FOR MORE CURRENT PERFORMANCE, PLEASE CALL (888) 314-9049 OR VISIT THE FUND'S WEB SITE AT WWW.WGGF.COM. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S RETURN ASSUMES THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. FOR THE PERIOD REPORTED, SOME OF THE FUND'S FEES AND EXPENSES WERE WAIVED; OTHERWISE, TOTAL RETURN WOULD HAVE BEEN LOWER. THE FUND INVESTS IN SMALL AND MEDIUM SIZE COMPANIES WHICH POSE GREATER RISKS THAN THOSE ASSOCIATED WITH LARGER, MORE ESTABLISHED COMPANIES.

PRIOR TO APRIL 1, 2001, THE FUND'S INVESTMENT ADVISER MANAGED A COMMON TRUST FUND WITH AN INVESTMENT OBJECTIVE AND INVESTMENT POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE FUND'S PERFORMANCE FOR PERIODS BEFORE APRIL 1, 2001 IS THAT OF THE COMMON TRUST FUND AND REFLECTS THE EXPENSES OF THE COMMON TRUST FUND. IF THE COMMON TRUST FUND'S PERFORMANCE HAD BEEN READJUSTED TO REFLECT THE ESTIMATED EXPENSES OF THE FUND FOR ITS FIRST FISCAL YEAR, THE PERFORMANCE WOULD HAVE BEEN LOWER. THE COMMON TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") AND WAS NOT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED ITS PERFORMANCE.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGER AS OF DECEMBER 31, 2001 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE (02/02).

WINSLOW GREEN GROWTH FUND

PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

The following chart reflects the change in value of a $10,000 investment, including reinvested dividends and distributions, in Winslow Green Growth Fund compared with a broad-based securities market index since the Fund's inception. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01          ONE YEAR   FIVE YEAR   ITD (5/3/94)
------------------------------------------          --------   ---------   ------------
Winslow Green Growth Fund                            (19.10)%    24.54%       23.11%
Russell 2500 Index                                     1.22%     10.34%       13.09%
INVESTMENT VALUE ON 12/31/01
Winslow Green Growth Fund                 $49,192
Russell 2500 Index                        $25,661

PERFORMANCE GRAPH

                  WINSLOW GREEN GROWTH FUND                 RUSSELL 2500
                  -------------------------                 ------------
5/3/94                     10000.00                           10000.00
                           10020.00                            9844.00
                            9985.00                            9537.00
                           10204.00                            9796.00
                           10559.00                           10326.00
                           10293.00                           10221.00
                           10421.00                           10239.00
                           10271.00                            9795.00
12/31/94                   10329.00                           10008.00
                           10794.00                            9988.00
                           10864.00                           10489.00
                           10839.00                           10746.00
                           10861.00                           10938.00
                           10790.00                           11169.00
                           11284.00                           11705.00
                           11962.00                           12396.00
                           11928.00                           12594.00
                           11779.00                           12830.00
                           11227.00                           12428.00
                           11838.00                           12959.00
12/31/95                   12136.00                           13180.00
                           11900.00                           13274.00
                           12196.00                           13674.00
                           12550.00                           13952.00
                           13990.00                           14597.00
                           15633.00                           14994.00
                           14877.00                           14533.00
                           13572.00                           13469.00
                           14674.00                           14244.00
                           14587.00                           14861.00
                           14903.00                           14763.00
                           15921.00                           15477.00
12/31/96                   16419.00                           15689.00
                           16915.00                           16122.00
                           15891.00                           15883.00
                           15147.00                           15163.00
                           15330.00                           15355.00
                           17170.00                           16769.00
                           18147.00                           17454.00
                           18536.00                           18477.00
                           20050.00                           18734.00
                           22769.00                           19959.00
                           21696.00                           19062.00
                           20924.00                           19148.00
12/31/97                   21732.00                           19510.00
                           21728.00                           19212.00
                           23934.00                           20607.00
                           26985.00                           21511.00
                           26945.00                           21592.00
                           24548.00                           20590.00
                           22619.00                           20614.00
                           20439.00                           19198.00
                           15754.00                           15577.00
                           16796.00                           16683.00
                           17777.00                           17595.00
                           19040.00                           18466.00
12/31/98                   20936.00                           19585.00
                           22228.00                           19552.00
                           20164.00                           18267.00
                           21431.00                           18658.00
                           22650.00                           20327.00
                           23405.00                           20643.00
                           24247.00                           21717.00
                           26874.00                           21290.00
                           28623.00                           20624.00
                           28977.00                           20317.00
                           29496.00                           20762.00
                           36635.00                           21934.00
12/31/99                   47001.00                           24314.00
                           53212.00                           23755.00
                           73556.00                           27185.00
                           74168.00                           26769.00
                           61121.00                           25329.00
                           55998.00                           24114.00
                           66359.00                           25698.00
                           63173.00                           25044.00
                           77721.00                           27200.00
                           83014.00                           26316.00
                           74245.00                           25594.00
                           55497.00                           23341.00
12/31/00                   60810.00                           25351.00
                           67265.00                           26184.00
                           50892.00                           24499.00
                           40925.00                           23154.00
                           53325.00                           25199.00
                           53121.00                           25957.00
                           54307.00                           26326.00
                           47923.00                           25384.00
                           43053.00                           24552.00
                           36219.00                           21375.00
                           40557.00                           22481.00
                           46532.00                           24299.00
12/31/01                   49192.00                           25661.00

The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN
INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                       WINSLOW GREEN GROWTH FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                            GREENNESS RATING*
SHARES          SECURITY DESCRIPTION           (UNAUDITED)         VALUE
---------------------------------------------------------------------------
COMMON STOCK - 98.9%
BUSINESS SERVICES - 4.5%
 25,000    Ariba, Inc.+                            EB           $   154,000
 10,000    Forrester Research, Inc.+               ER               201,400
100,000    iVillage, Inc.+                         EB               190,000
 20,000    OneSource Information Services, Inc.+   EB               188,000
                                                                -----------
                                                                    733,400
                                                                -----------
CHEMICALS AND ALLIED PRODUCTS - 14.3%
 25,000    Immunogen, Inc.+                        ER               414,500
 75,000    Kosan Biosciences, Inc.+                ER               599,250
 12,000    OSI Pharmaceuticals, Inc.+              ER               548,880
 20,000    SurModics, Inc.+                        ER               729,200
                                                                -----------
                                                                  2,291,830
                                                                -----------
COMMUNICATIONS - 1.7%
100,000    NEON Communications, Inc.+              ER               271,000
                                                                -----------
COMPUTER HARDWARE/SOFTWARE - 12.7%
 35,000    Borland Software Corp.+                 ER               548,100
 40,000    Kana Software, Inc.+                    ER               778,400
 10,000    MRO Software, Inc.+                     EP               233,800
210,000    Wave Systems Corp.+                     EB               470,400
                                                                -----------
                                                                  2,030,700
                                                                -----------
ELECTRIC, GAS AND SANITARY SERVICES - 4.2%
 40,000    Calpine Corp.+                          ER               671,600
                                                                -----------

---------------
* The investment adviser's Greenness Ratings include the following. Refer to the Fund's prospectus for more information:
       BIC - Best in Class
        EB - Environmentally Benign
        EP - Environmentally Proactive
        ER - Environmentally Responsible
        TA - Turnaround
+ Non-income producing security.

See Notes to Financial Statements.

WINSLOW GREEN GROWTH FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                            GREENNESS RATING*
SHARES          SECURITY DESCRIPTION           (UNAUDITED)         VALUE
---------------------------------------------------------------------------
ELECTRONIC AND OTHER ELECTRICAL
EQUIPMENT AND COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 11.0%
 40,000    DMC Stratex Networks, Inc.+             ER           $   311,200
 25,000    Powerwave Technologies, Inc.+           ER               432,000
 70,000    Tellium, Inc.+                          ER               436,100
 20,000    Trikon Technologies, Inc.+              ER               235,000
 10,000    Varian Semiconductor Equipment
             Associates, Inc.+                     ER               345,900
                                                                -----------
                                                                  1,760,200
                                                                -----------
ENERGY AND RELATED SERVICES - 5.6%
 50,000    FuelCell Energy, Inc.+                  EP               907,000
                                                                -----------
FOOD STORES - 1.4%
  5,000    Whole Foods Market, Inc.+               EP               217,800
                                                                -----------
HOLDING AND OTHER INVESTMENT OFFICES - 4.0%
 25,000    Allied Capital Corp.                    ER               650,000
                                                                -----------

---------------

* The investment adviser's Greenness Ratings include the following. Refer to the Fund's prospectus for more information:
       BIC - Best in Class
        EB - Environmentally Benign
        EP - Environmentally Proactive
        ER - Environmentally Responsible
        TA - Turnaround
+ Non-income producing security.
# Security is segregated as collateral for call option written. Aggregate value of segregated securities - $404,300.

See Notes to Financial Statements.

                                                       WINSLOW GREEN GROWTH FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                            GREENNESS RATING*
SHARES          SECURITY DESCRIPTION           (UNAUDITED)         VALUE
---------------------------------------------------------------------------
INDUSTRIAL AND COMMERCIAL MACHINERY
AND COMPUTER EQUIPMENT - 3.3%
 10,000    NEG Micon A/S+                          EP           $   263,460
 10,000    Vestas Wind Systems A/S                 EP               273,040
                                                                -----------
                                                                    536,500
                                                                -----------
MEASURING, ANALYZING, AND CONTROLLING
INSTRUMENTS; PHOTOGRAPHIC, MEDICAL
AND OPTICAL GOODS - 5.8%
 40,000    PolyMedica Corp.+                       ER               664,000
 50,000    Rheometrics Scientific, Inc.+           ER                85,000
 12,500    Therma-Wave, Inc.+                      ER               186,500
                                                                -----------
                                                                    935,500
                                                                -----------
MISCELLANEOUS MANUFACTURING
INDUSTRIES - 2.9%
 15,000    Direct Focus, Inc.+                     ER               468,000
                                                                -----------
MISCELLANEOUS RETAIL - 0.7%
  5,000    Gaiam, Inc.+                            EP               109,000
                                                                -----------
PHARMACEUTICAL PREPARATIONS - 17.8%
210,000    AtheroGenics, Inc.+                     ER             1,270,500
 35,000    Conceptus, Inc.+                        EP               826,000
 20,000    NPS Pharmaceuticals, Inc.+              ER               766,000
                                                                -----------
                                                                  2,862,500
                                                                -----------
SEMICONDUCTORS AND RELATED
DEVICES - 5.9%
 10,000    AstroPower, Inc.+#                      EP               404,300
 40,000    Oak Technology, Inc.+                   ER               550,000
                                                                -----------
                                                                    954,300
                                                                -----------


See Notes to Financial Statements.

WINSLOW GREEN GROWTH FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                            GREENNESS RATING*
SHARES          SECURITY DESCRIPTION           (UNAUDITED)         VALUE
---------------------------------------------------------------------------
WHOLESALE TRADE-NONDURABLE GOODS - 3.1%
 20,000    United Natural Foods, Inc.+             EP           $   500,000
                                                                -----------
TOTAL COMMON STOCK (Cost $14,518,920)                            15,899,330
                                                                -----------
SHORT-TERM INSTRUMENTS - 4.9%
788,127    PAX World Money Market Fund                              788,127
                                                                -----------
TOTAL SHORT-TERM INSTRUMENTS (Cost $788,127)                        788,127
                                                                -----------
TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $15,307,047)      $16,687,457

OTHER ASSETS AND LIABILITIES, NET - 3.8%                           (613,410)
                                                                -----------
TOTAL NET ASSETS - 100.0%                                       $16,074,047
                                                                ===========

COVERED WRITTEN CALLS

                                  EXERCISE PRICE/
CONTRACTS   UNDERLYING SECURITY   EXPIRATION DATE   VALUE
----------------------------------------------------------
   100       AstroPower, Inc.     $50/February 02   $8,500


See Notes to Financial Statements.

                                                       WINSLOW GREEN GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS
   Total investments, at value (Cost $15,307,047) (Note 2)      $16,687,457
   Cash                                                               4,913
   Receivable for Fund shares issued                                  3,563
   Receivable from custodian                                            733
   Receivable from transfer agent                                     1,361
   Receivable for investments sold                                  435,764
   Receivable for interest                                              372
   Other assets                                                         812
                                                                -----------
Total Assets                                                     17,134,975
                                                                -----------
LIABILITIES
   Call options written, at fair value (premiums received
      $4,913) (Notes 2 and 6)                                         8,500
   Payable for investments purchased                              1,001,926
   Payable to investment adviser (Note 3)                            17,838
   Payable to administrator (Note 3)                                  3,318
   Accrued expenses and other liabilities                            29,346
                                                                -----------
Total Liabilities                                                 1,060,928
                                                                -----------
NET ASSETS                                                      $16,074,047
                                                                ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                              $15,792,531
   Accumulated net realized loss on investments,
      options and foreign currency transactions                  (1,095,307)
   Unrealized appreciation of investments and options             1,376,823
                                                                -----------
NET ASSETS                                                      $16,074,047
                                                                ===========
SHARES OF BENEFICIAL INTEREST                                     1,337,399

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                               $     12.02


See Notes to Financial Statements.

WINSLOW GREEN GROWTH FUND

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001(a)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income                                           $    13,716
   Interest income                                                13,722
                                                             -----------
Total Investment Income                                           27,438
                                                             -----------
EXPENSES
   Investment advisory (Note 3)                                   67,110
   Administration (Note 3)                                        25,390
   Transfer agency (Note 3)                                       23,665
   Custody (Note 3)                                               11,128
   Accounting (Note 3)                                            32,129
   Reporting                                                      10,067
   Shareholder service (Note 3)                                   18,642
   Compliance                                                     17,710
   Auditing                                                       14,400
   Legal                                                           3,550
   Trustees                                                          253
   Miscellaneous                                                   4,346
                                                             -----------
Total Expenses                                                   228,390
   Fees waived and expenses reimbursed (Note 4)                 (120,468)
                                                             -----------
Net Expenses                                                     107,922
                                                             -----------
NET INVESTMENT LOSS                                              (80,484)
                                                             -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS,
  AND FOREIGN CURRENCY
   Net realized loss on investments and foreign currency      (1,143,775)
   Net realized gain on options                                   48,462
   Net increase from payments by affiliates (Note 8)               4,064
                                                             -----------
Net Realized Loss on Investments, Options, Foreign
  Currency, and Payments by Affiliates                        (1,091,249)
                                                             -----------
   Unrealized appreciation of investments                      2,534,907
   Unrealized depreciation of options                             (3,587)
                                                             -----------
Net Change in Unrealized Appreciation of Investments and
  Options                                                      2,531,320
                                                             -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
  OPTIONS                                                      1,440,071
                                                             -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                   $ 1,359,587
                                                             ===========

---------------
(a) Commenced operations on April 1, 2001.

See Notes to Financial Statements.

                                                       WINSLOW GREEN GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001(a)
--------------------------------------------------------------------------------

OPERATIONS
   Net investment loss                                   $   (80,484)
   Net realized loss on investments, options and
     foreign currency                                     (1,095,313)
   Net increase from payments by affiliates (Note 8)           4,064
   Net change in unrealized appreciation of
     investments and options                               2,531,320
                                                         -----------
Net Increase in Net Assets from Operations                 1,359,587
                                                         -----------
CAPITAL SHARE TRANSACTIONS
   Sale of shares                                         12,031,813
   Transactions due to acquisition (Note 7)                2,984,556
   Redemption of shares                                     (301,909)
                                                         -----------
Net Increase from Capital Share Transactions              14,714,460
                                                         -----------
Net Increase in Net Assets                                16,074,047
                                                         -----------
NET ASSETS
   Beginning of period (Note 1)                                   --
   End of period                                         $16,074,047
                                                         ===========
SHARE TRANSACTIONS
   Sale of shares                                          1,068,750
   Transactions due to acquisition (Note 7)                  298,456
   Redemption of shares                                      (29,807)
                                                         -----------
Net Increase in Shares                                     1,337,399
                                                         ===========

---------------
(a) Commenced operations on April 1, 2001.

See Notes to Financial Statements.

WINSLOW GREEN GROWTH FUND

FINANCIAL HIGHLIGHTS
DECEMBER 31, 2001(a)
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout the period.

                                                       APRIL 1, 2001
                                                            TO
                                                     DECEMBER 31, 2001
                                                     -----------------
NET ASSET VALUE PER SHARE, Beginning of Period            $ 10.00
                                                          -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment loss                                      (0.06)
   Net realized and unrealized gain on
     investments and options                                 2.08
                                                          -------
Total from Investment Operations                             2.02
                                                          -------
NET ASSET VALUE, End of Period                            $ 12.02
                                                          =======
TOTAL RETURN                                                20.20%
RATIO/SUPPLEMENTARY DATA
   Net assets at end of period (000's omitted)            $16,074
   Ratios to average net assets(b)
      Expenses, including reimbursement/waiver of fees       1.45%
      Expenses, excluding reimbursement/waiver of fees       3.06%
   Net investment loss, including reimbursement/waiver of
      fees                                                  (1.08)%
PORTFOLIO TURNOVER RATE                                        98%


---------------
(a) Commenced operations on April 1, 2001.
(b) Annualized.

See Notes to Financial Statements.

                                                       WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to the Winslow Green Growth Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Fund seeks capital appreciation through environmentally responsible investing. The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on April 1, 2001, after it acquired the net assets of Winslow Environmental Growth Fund (the "CTF"), a common trust fund, in exchange for Fund shares. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Generally, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities and options, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued on each Fund business day using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value under procedures approved by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OPTIONS - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

                                                       WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
PARTIES

INVESTMENT ADVISER - The Fund's investment adviser is Adams, Harkness & Hill, Inc., through its principal asset management division, Winslow Management Company (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets.

ADMINISTRATOR - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee of $2,000 per month plus 0.10% of the Fund's average daily net assets.

TRANSFER AGENT - The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). FSS receives a fee of $2,000 per month, certain out-of-pocket expenses, an annual shareholder account fee of $24 per shareholder account, and a monthly internet services fee of $500.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan (the "Plan") with respect to the Fund under which FAdS is authorized to enter into shareholder service agreements with financial institutions and other persons who provide services for and maintain shareholder accounts as set forth in the Plan. Under the Plan, the Trust, through FAdS, pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. FAdS has contractually agreed to waive shareholder service fees in order to limit shareholder service fees payable under the Plan at 0.10% of the Fund's average daily net assets through April 30, 2002.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor, and receives no compensation from the Fund for this service.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives a fee of $3,500 per month, plus 0.01% of the Fund's average daily net assets. The custodian is Forum Trust, LLC. For fiscal year 2001, the Fund paid a maintenance fee of $500 per month for a domestic custody account and a

WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

global custody account, 0.01% of the Fund's average daily net assets, a variable safekeeping fee for certain countries, and certain other transactional fees.

NOTE 4. WAIVER/REIMBURSEMENT OF FEES

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses do not exceed 1.45% of average daily net assets through April 30, 2002.

The Adviser contractually waived fees of $67,110 and reimbursed certain expenses totaling $35,756 for the period from April 1, 2001 to December 31, 2001. FAdS contractually waived shareholder service fees totaling $17,602 (see Note 3 for further explanation).

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $21,185,576 and $9,496,578, respectively, for the period from April 1, 2001 to December 31, 2001. The Fund placed a portion of its portfolio transactions with a brokerage firm which is an affiliate of Adams, Harkness & Hill. The commissions paid to this affiliated firm were $118,040 for the period.

For federal income tax purposes, the tax basis of investment securities owned as of December 31, 2001, was $15,370,718, and the net unrealized appreciation of investment securities was $1,316,739. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $2,769,376, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $1,452,637. The Fund has capital loss carryover of $965,857 as of December 31, 2001 which will expire in December 2009 and that is available to offset future capital gains.

NOTE 6. WRITTEN OPTION TRANSACTIONS

As of December 31, 2001, portfolio securities valued at $404,300 were held in escrow by the custodian as collateral for call options written by the Fund. The Fund placed its options transactions with Adams, Harkness & Hill. Transactions

                                                       WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

in options written during the period ended December 31, 2001 were as follows:

                                              CALLS
                                   ----------------------------
                                   PRINCIPAL AMOUNTS
                                     OF CONTRACTS
                                    (000'S OMITTED)    PREMIUMS
                                   -----------------   --------
Outstanding, April 1, 2001                 --          $     --
Options written                           876            79,160
Options terminated in closing
  transactions                           (150)          (20,394)
Options exercised                        (252)          (20,186)
Options expired                          (374)          (33,667)
Outstanding, December 31, 2001            100          $  4,913

NOTE 7. ACQUISITION

On April 1, 2001, the Fund acquired all of the net assets of the CTF. The acquisition was accomplished by a tax-free exchange of 7,293 shares of the CTF for 298,456 shares of the Fund. The CTF's net assets and unrealized loss immediately prior to acquisition were as follows:

                                             NET ASSETS    UNREALIZED LOSS
                                             ----------    ---------------
                                             $2,984,556      $(1,154,497)

The Fund's net assets immediately after the acquisition were $2,984,556.

NOTE 8. PAYMENTS BY AFFILIATES

For the period ended December 31, 2001, the Adviser made a contribution to the Fund to offset an investment pricing error at conversion. This amount is reflected as a payment by affiliate on the Statement of Operations and Statement of Changes in Net Assets. This payment had no effect on the total return of the Fund.

WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 9.  TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

                                                                               NUMBER
                                                                                 OF
                                                                             PORTFOLIOS
                                                                              IN FUND        OTHER
                          POSITION    LENGTH OF                               COMPLEX    DIRECTORSHIPS
          NAME,           WITH THE       TIME       PRINCIPAL OCCUPATION(S)   OVERSEEN      HELD BY
     AGE AND ADDRESS       TRUST      SERVED(1)       DURING PAST 5 YEARS    BY TRUSTEE    TRUSTEES
 INTERESTED TRUSTEES
 John Y. Keffer(2)        Chairman  1989 - Present  Member and Director,         27      Chairman/
 Born: July 15, 1942      President                 Forum Financial Group,               President,
 Two Portland Square                                LLC (a mutual fund                   Monarch Funds
 Portland, ME 04101                                 services holding
                                                    company)
 DISINTERESTED TRUSTEES
 Costas Azariadis         Trustee   1989 - Present  Professor of Economics,      27      None
 Born: February 15, 1943                            University of
 Department of Economics                            California-
 University of                                      Los Angeles
 California
 Los Angeles, CA 90024                              Visiting Professor of
                                                    Economics, Athens
                                                    University of Economics
                                                    and Business
                                                    1998 - 1999
 James C. Cheng           Trustee   1989 - Present  President, Technology        27      None
 Born: July 26, 1942                                Marketing Associates
 27 Temple Street                                   (marketing company for
 Belmont, MA 02478                                  small and medium sized
                                                    businesses in New
                                                    England)
 J. Michael Parish        Trustee   1989 - Present  Partner, Thelen Reid &       27      None
 Born: November 9, 1943                             Priest LLP (law firm)
 40 West 57th Street                                since 1995
 New York, NY 10019

---------------
(1) Term of service is indefinite.
(2) John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust. Mr. Keffer also indirectly controls Forum Investment Advisors, LLC, the investment adviser to certain Trust series.

                                                       WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                                     NUMBER
                                                                                       OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND        OTHER
                            POSITION        LENGTH OF                               COMPLEX    DIRECTORSHIPS
          NAME,             WITH THE           TIME       PRINCIPAL OCCUPATION(S)   OVERSEEN      HELD BY
     AGE AND ADDRESS         TRUST          SERVED(1)       DURING PAST 5 YEARS    BY TRUSTEE    TRUSTEES
 OFFICERS
 Thomas G. Sheehan            Vice        2000 - Present  Director of Business     N/A         N/A
 Born: July 17, 1954       President/                     Development, Forum
 Two Portland Square       Assistant                      Financial Group, LLC
 Portland, ME 04101        Secretary                      since 2001
                                                          Managing Director and
                                                          Counsel, Forum
                                                          Financial Group, LLC
                                                          from 1993 to 2001
 Lisa J. Weymouth             Vice        2001 - Present  Director and Manager,    N/A         N/A
 Born: May 4, 1968         President/                     Forum Shareholder
 Two Portland Square       Assistant                      Services, LLC (transfer
 Portland, Maine 04101     Secretary                      agent)
                                                          Director, Forum
                                                          Administrative
                                                          Services, LLC (mutual
                                                          fund administrator)
                                                          since 2001
 Ronald H. Hirsch          Treasurer      2000 - Present  Managing Director of     N/A         N/A
 Born: October 14, 1943                                   Operations, Forum
 Two Portland Square                                      Financial Group, LLC
 Portland, ME 04101                                       since 1999
                                                          Member of the Board -
                                                          Citibank Germany
                                                          1991 - 1998
                                                          Treasurer, Core Trust
                                                          (Delaware)
 Leslie K. Klenk           Secretary      1998 - Present  Counsel, Forum           N/A         N/A
 Born: August 24, 1964                                    Financial Group, LLC
 Two Portland Square                                      since 1998
 Portland, ME 04101                                       Associate General
                                                          Counsel, Smith Barney
                                                          Inc. (brokerage firm)
                                                          1993 - 1998
                                                          Secretary, Core Trust
                                                          (Delaware)

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (888) 314-9049.

WINSLOW GREEN GROWTH FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Forum Funds and Shareholders of
Winslow Green Growth Fund:

We have audited the accompanying statement of assets and liabilities of Winslow Green Growth Fund (the "Fund", one of the series of Forum Funds), including the schedule of investments, as of December 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from April 1, 2001 (commencement of operations) to December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Winslow Green Growth Fund as of December 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the period from April 1, 2001 (commencement of operations) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 15, 2002

                   -----------------------------------------
                               W  I  N  S  L  O W
                       ----------------------------------
                        G R E E N  G R O W T H  F U N D
                   -----------------------------------------

                               Two Portland Square
                              Portland, Maine 04101
                                 (888) 314-9049
                                  www.wggf.com






                               INVESTMENT ADVISER
                          Adams, Harkness & Hill, Inc.
                (through its Window Management Company Division)
                           60 State Street, 12th Floor
                           Boston, Massachusetts 02109






                                   DISTRIBUTOR
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101






                                 TRANSFER AGENT
                         Forum Shareholder Services, LLC
                               Two Portland Square
                              Portland, Maine 04101
                                 (888) 314-9049






                   This report is authorized for distribution
                    only to shareholders and others who have
                   received a copy of the Fund's prospectus.






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